Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Nature of operations
Nature of operations
The Company (as defined below) is engaged in the international marine transportation of crude oil and refined petroleum products through the operation of its oil and product tankers as well as providing ship-to-ship transfer services. The Company’s revenues are earned in international markets.

Basis of presentation and consolidation principles
Basis of presentation and consolidation principles
During October 2007, Teekay Corporation (Teekay) formed Teekay Tankers Ltd., a Marshall Islands corporation (together with its wholly-owned subsidiaries and the Entities under Common Control, as described in note 3, collectively, the Company), to acquire from Teekay a fleet of nine double-hull Aframax-class oil tankers in connection with the Company’s initial public offering (or IPO). As of December 31, 2017, the Company’s fleet included a total of 58 vessels, of which four were party to long-term bareboat leases, one was chartered-in and one was 50%-owned through the High-Q Investment Ltd. joint venture (or High-Q).

The consolidated financial statements reflect the financial position, results of operations and cash flows of Teekay Tankers Ltd., its wholly-owned subsidiaries, equity accounted investments, the Entities under Common Control and any variable interest entities (or VIEs) of which it is the primary beneficiary. The consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) and all significant intercompany balances and transactions have been eliminated upon consolidation. The Company accounts for the acquisition of interests in businesses from Teekay as a transfer of a business between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity. The amount by which the proceeds paid by the Company differs from Teekay's historical carrying value of the acquired business is accounted for as a return of capital to, or contribution of capital from, Teekay. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Company and the acquired business were both under the common control of Teekay and had begun operations.

On May 31, 2017, the Company acquired from Teekay Holdings Ltd., a wholly-owned subsidiary of Teekay, the remaining 50% interest in Teekay Tanker Operations Ltd. (or TTOL). As a result of the acquisition, the Company's consolidated financial statements prior to the date the Company acquired a controlling interest in TTOL have been retroactively adjusted to eliminate the use of the equity method of accounting for the original 50% interest in TTOL and to include 100% of the assets and liabilities and results of TTOL during the periods they were under common control of Teekay and had begun operations. All intercorporate transactions between the Company and TTOL that occurred prior to the acquisition of a controlling interest in TTOL by the Company have been eliminated upon consolidation (note 3).
In July 2017, the Company completed sales-lease back financing arrangements with four lessor entities established by a financial institution. The Company is considered to be the primary beneficiary of the lessor entities under the arrangements and has since consolidated these VIEs (note 9).
On November 27, 2017, the Company completed its merger with Tanker Investments Ltd. (TIL), as a result of which TIL became a wholly-owned subsidiary of the Company. Prior to the merger, the Company accounted for its 11.3% interest in TIL using the equity method (notes 6 and 22).

Use of estimates
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. In addition, estimates have been made when allocating expenses from Teekay to the Entities under Common Control and such estimates may not be reflective of what actual results would have been if the Entities under Common Control had operated independently.

Currency translation
Currency translation
The Company’s functional currency is the U.S. dollar. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in other (expenses) income in the accompanying consolidated statements of (loss) income.

Operating revenues and expenses
Operating revenues and expenses
Revenues and voyage expenses of the vessels operating in revenue sharing arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula. The agreed formula used to allocate net pool revenues varies between pools; however, the formula generally allocates revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighting adjustments made to reflect vessels’ differing capacities and performance capabilities. The same revenue and expense recognition principles stated below are applied in determining the net pool revenues of the pool. The pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. The Company accounts for the net allocation from the pool as revenues and amounts due from the pool are included in pool receivables from affiliates, net.

The Company recognizes revenues from time charters daily over the term of the charter as the applicable vessel operates under the charter. The Company does not recognize revenues during days that the vessel is off hire. When the time charter contains a profit-sharing agreement, the Company recognizes the profit-sharing or contingent revenues when the contingency is resolved. All revenues from voyage charters are recognized on a proportionate performance method. The Company uses a discharge-to-discharge basis in determining proportionate performance for all spot voyages. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned in subsequent periods.

Other revenues are earned from the offshore ship-to-ship transfer of commodities, primarily crude oil and refined oil products, but also liquid gases and various other products which are referred to as support operations. In addition, other revenues are also earned from other activities such as the commercial and technical management of vessels, terminal management, consultancy, procurement and equipment rental. Other revenues from short-term contracts are recognized as services are completed based on percentage of completion or in the case of long-term contracts, are recognized over the duration of the contract period.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. The Company, as shipowner, pays voyage expenses under voyage charters; its customers pay voyage expenses under time charters. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. The Company pays vessel operating expenses under both voyage and time charters and for vessels which earn net pool revenue, as described above. Voyage expenses and vessel operating expenses are recognized when incurred.

Share-based compensation
Share-based compensation
The Company grants stock options and restricted stock units as incentive-based compensation to certain employees of Teekay who support the operations of the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it is a single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the vesting period of the award. The Company also grants common stock and fully vested stock options as incentive-based compensation to non-management directors, which are expensed immediately (note 13).

Cash and cash equivalents	Cash and cash equivalents The Company classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.
Restricted Cash
Restricted Cash

The Company maintains restricted cash deposits relating to certain contracts which were assumed as part of the acquisition of the ship-to-ship transfer business in 2015 (note 21) and for certain freight forward agreements (note 10). Attached to these contracts are certain performance guarantees required by the Company.

Restricted Cash - Long-term

The Company maintains restricted cash deposits for the purposes of the margin requirements of the Company's capital lease obligations (note 9).

Accounts receivable, allowance for doubtful accounts
Accounts receivable, allowance for doubtful accounts, and other loan receivables
Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are written off against the allowance when the Company believes that the receivable will not be recovered.

Investment in term loans and other loan receivables
The Company’s advances to equity accounted investments are recorded at cost. The Company analyzes its loans for collectability during each reporting period. A loan provision is recorded, based on current information and events, if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Company considers in determining that a loan provision is required include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor (when available), any information provided by the debtor regarding their ability to repay the loan, and the fair value of the underlying collateral. When a loan provision is recorded, the Company measures the amount of the provision based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting provision in the consolidated statements of (loss) income. The carrying value of the loans is adjusted each subsequent period to reflect any changes in the present value of the expected future cash flows, which may result in increases or decreases to the loan provision.

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2017 $	December 31, 2016 $
Advances to equity accounted investment	Other internal metrics	Performing	9,930	10,480
			9,930	10,480

Equity accounted investments
Equity accounted investments
The Company’s investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its equity accounted investments for impairment when events or circumstances indicate that the carrying value of such investment may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Company’s consolidated statements of (loss) income. The Company’s maximum exposure to loss is the amount it has invested in its equity accounted investments.

Vessels and equipment
Vessels and equipment
All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is capitalized and depreciated over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years, or a shorter period if regulations prevent the Company from operating the vessels for 25 years. Depreciation of vessels and equipment (including depreciation attributable to the Entities under Common Control and excluding amortization of dry-docking costs and intangible assets) for the years ended December 31, 2017, 2016 and 2015 totaled $80.1 million, $81.5 million, and $59.5 million, respectively.

Generally, the Company dry docks each vessel every two and a half to five years. The Company capitalizes a substantial portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis over its estimated useful life, which typically is from the completion of a dry docking or intermediate survey to the estimated completion of the next dry docking. The Company includes in capitalized dry docking those costs incurred as part of the dry dock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking that do not improve or extend the useful lives of the assets. When significant dry-docking expenditures occur prior to the expiration of the original amortization period, the remaining unamortized balance of the original dry-docking cost is expensed in the month of the subsequent dry docking.

The following table summarizes the change in the Company’s capitalized dry-docking costs, from January 1, 2015 to December 31, 2017:

	Year Ended December 31,
	2017 $	2016 $	2015 $
Balance at the beginning of the year	49,298	62,146	35,509
Cost incurred for dry docking	16,239	9,340	39,617
Dry-dock amortization	(17,077)	(18,736)	(12,866)
Vessel sales (note 19)	—	(3,452)	(114)
Balance at the end of the year	48,460	49,298	62,146

Vessels and equipment that are “held for use” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. Estimated fair value is determined based on discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally used to estimate the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company.

Vessels and equipment that are “held for sale” are measured at the lower of their carrying amount or fair value less costs to sell and are not depreciated while classified as held for sale. Interest and other expenses attributable to vessels and equipment classified as held for sale, or to their related liabilities, continue to be recognized as incurred.

Vessels related to capital leases that are treated as VIEs, whereby the Company is the primary beneficiary, are accounted for on a consolidated basis.

Goodwill and intangible assets
Goodwill and intangible assets
Goodwill is not amortized but is reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

Customer related intangible assets are amortized over the expected life of a customer contract or the expected duration that the customer relationships are estimated to contribute to the cash flows of the Company. The amount amortized each year is weighted based on the projected revenue to be earned under the contracts or projected revenue to be earned as a result of the customer relationships. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

Debt issuance costs
Debt issuance costs
Debt issuance costs related to loan facilities, including fees, commissions and legal expenses, are presented as a direct deduction from the carrying amount of the debt liability with the exception of debt issuance costs which are not attributable to a specific debt liability or where the debt issuance costs exceed the carrying value of the related debt liability, and in those cases the debt issuance costs are deferred and presented as other non-current assets in the Company's consolidated balance sheets. Debt issuance costs are amortized using the effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense in the consolidated statements of (loss) income.

Fees paid to amend revolving credit facilities are deferred and amortized over the term of the modified credit facility. If the borrowing capacity is increased as a result of the amendment, unamortized debt issuance costs of the original facility are deferred and amortized over the term of the modified debt facility. If the borrowing capacity is decreased as a result of the amendment, a proportionate amount (based on the reduction in borrowing capacity) of the unamortized issuance costs of the original facility is written off and the remaining amount is deferred and amortized over the term of the modified credit facility.

Fees paid to substantially amend a non-revolving credit facility are included in determining the debt extinguishment gain or loss and any unamortized debt issuance costs are written off. If the amendment is considered not be a substantial amendment (in accordance with the criteria contained in ASC 470-50-40), then any fees paid are amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt using the effective interest method, or straight-line method, as appropriate. Other related costs incurred with third parties directly related to the modification (other than the loan amendment fee) such as legal fees are expensed as incurred.

Income taxes
Income taxes
The Company recognizes the tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the Company’s consolidated financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

The Company believes that it and its subsidiaries are not subject to income taxation under the laws of the Republic of The Marshall Islands or Bermuda, or that distributions by its subsidiaries to the Company will be subject to any income taxes under the laws of such countries, and that it qualifies for the Section 883 exemption under U.S. federal income tax purposes.

Derivative instruments
Derivative instruments
All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value each quarter, regardless of the purpose or intent of holding the derivative. The method of recognizing the resulting gains or losses are dependent on whether the derivative contracts are designed to hedge a specific risk and whether the contracts qualify for hedge accounting. The Company does not apply hedge accounting to its derivative instruments, however it could for certain types of interest rate swaps that it may enter into in the future.

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the consolidated statements of (loss) income. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in earnings in the consolidated statements of (loss) income. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of (loss) income. If the hedged items are no longer possible of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the consolidated statements of (loss) income.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) ASC 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated derivatives are recorded in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of (loss) income.

Earnings per share
Earnings (loss) per share
Earnings (loss) per share is determined by dividing (a) net income (loss) of the Company after deducting the amount of net income (loss) attributable to the Entities under Common Control which were purchased solely with cash by (b) the weighted-average number of shares outstanding during the applicable period and the equivalent shares outstanding that are attributable to the Entities under Common Control. The calculation of weighted-average number of shares includes the total Class A and total Class B shares outstanding during the applicable period. The computation of diluted earnings per share assumes the exercise of all dilutive stock options and restricted stock units using the treasury stock method. The computation of diluted loss per share does not assume such exercises.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 is effective for the Company January 1, 2018 and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of this date. The Company has elected to apply ASU 2014-09 only to those contracts that are not completed as of January 1, 2018. The Company will adopt ASU 2014-09 as a cumulative-effect adjustment as of the date of adoption. The Company has identified the following differences based on the work performed to date:

•
The Company currently presents the net allocation for its vessels participating in revenue sharing arrangements as revenues. The Company has determined that it is the principal in voyages its vessels perform that are included in the revenue sharing arrangements. As such, the revenue from those voyages will be presented in voyage revenues and the difference between this amount and the Company's net allocation from the revenue sharing arrangement will be presented as voyage expenses. There will be no cumulative impact to opening equity as at January 1, 2018.

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. ASU 2016-02 is effective January 1, 2019, with early adoption permitted. The Company currently intends to adopt ASU 2016-02 effective January 1, 2018 using a transition approach whereby a cumulative effect adjustment is made as of the effective date of January 1, 2018, with no retrospective effect. To determine the cumulative effect adjustment, the Company has not reassessed whether any expired or existing contracts are or contain leases, has not reassessed lease classification, and has not reassessed initial direct costs for any existing leases. The quarter in which the Company adopts ASU 2016-02 and the estimated impact from adoption contained below are based upon the expectation that FASB will issue an additional ASU prior to the filing of the Company's consolidated financial statements for the first quarter of 2018. The Company is currently considering the potential impact of a delay in the finalization of this additional ASU on its adoption date. The adoption of ASU-02 will result in a change in accounting method for the lease portion of the daily charter hire for the Company’s chartered-in vessels accounted for as operating leases with firm periods of greater than one year. Under ASU 2016-02, the Company will recognize a right-of-use asset and a lease liability on the balance sheet for these charters based on the present value of future minimum lease payments, whereas currently no right-of-use asset or lease liability is recognized. This will have the result of increasing the Company’s assets and liabilities. The pattern of expense recognition of chartered-in vessel is expected to remain substantially unchanged, unless the right-of-use asset becomes impaired. The Company expects that the cumulative right-of-use asset and corresponding lease liability to be recognized on January 1, 2018 will be approximately $16.0 million, based on the work performed to date.

In March 2016, the FASB issued Accounting Standards Update 2016-09, Improvements to Employee Share-Based Payment Accounting (or ASU 2016-09). ASU 2016-09 simplifies aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. ASU 2016-09 became effective for the Company January 1, 2017. The impact of adopting this new accounting guidance resulted in a change in presentation of cash payments for tax withholdings on share settled equity awards from an operating cash outflow to financing cash outflow on the Company's statements of cash flows, and this change was applied retrospectively.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments. This update replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Company January 1, 2020, with a modified-retrospective approach. The Company is currently evaluating the effect of adopting this new guidance.

In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments, which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statement of cash flows. This update is effective for the Company January 1, 2018, with a retrospective approach. The Company is currently evaluating the effect of adopting this new guidance.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash, (or ASU 2016-18). ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities will also be required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 is effective for the Company on January 1, 2018.  Adoption of ASU 2016-18 will result in the Company’s cash flow statement to be modified to include changes in restricted cash in addition to changes in cash and cash equivalents.

In January 2017, the FASB issued Accounting Standards Update 2017-01, Clarifying the Definition of a Business, (or ASU 2017-01). ASU 2017-01 changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. ASU 2017-01 requires an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of transferred assets and activities is not a business. ASU 2017-01 also requires a business to include at least one substantive process and narrows the definition of outputs by more closely aligning it with how outputs are described in ASC 606. Unlike a business combination, no goodwill or bargain purchase gain is recognized as part of an asset acquisition. ASU 2017-01 is effective for annual reporting periods beginning after December 15, 2017, and for interim periods within those years. The Company adopted this standard effective October 1, 2017, and this standard was applied to the acquisition of TIL (note 22).